The Spectra Funds
                                111 Fifth Avenue
                            New York, New York 10003


March 2, 2007

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  The Spectra Funds (File Nos. 033-98102 and 811-01743)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), the undersigned certifies on behalf of The Spectra Funds (the "Fund") that the Prospectus and Statement of Additional Information relating to Spectra Fund, Spectra Green Fund, Spectra Alchemy Fund and Spectra International Opportunities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 20 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2007.

Very truly yours,



/s/ LISA MOSS
-------------------
Lisa Moss
Assistant Secretary